Annual Report - Financial Statements

T. Rowe Price
Tax-Free
High Yield Fund

February 28, 2003



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    Year
                   Ended
                 2/28/03     2/28/02     2/28/01     2/29/00     2/28/99

NET ASSET VALUE

Beginning of
period         $   11.50   $   11.56   $   11.21   $   12.53   $   12.66

Investment activities

  Net investment
  income (loss)     0.64        0.67        0.67        0.66        0.66

  Net realized
  and unrealized
  gain (loss)      (0.02)      (0.07)       0.35       (1.32)      (0.07)

  Total from
  investment
  activities        0.62        0.60        1.02       (0.66)       0.59

Distributions

  Net investment
  income           (0.64)      (0.66)      (0.67)      (0.66)      (0.66)

  Net realized
  gain                --          --          --          --       (0.06)

  Total
  distributions    (0.64)      (0.66)      (0.67)      (0.66)      (0.72)


NET ASSET VALUE

End of
period         $   11.48   $   11.50   $   11.56   $   11.21   $   12.53
               -----------------------------------------------------------------


Ratios/Supplemental Data

Total
return^             5.54%       5.28%       9.36%      (5.41)%      4.80%

Ratio of total
expenses to average
net assets          0.71%       0.71%       0.72%       0.71%       0.71%

Ratio of net
investment income
(loss) to average
net assets          5.56%       5.72%       5.89%       5.54%       5.28%

Portfolio
turnover
rate                30.8%       32.7%       15.1%       57.4%       38.9%

Net assets,
end of period
(in millions)  $   1,121   $   1,110   $   1,095   $   1,080   $   1,357

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
                                                               February 28, 2003


Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                             In thousands


ALABAMA 2.1%

Alexander Special Care Fac. Fin.
  Russell Hosp., 6.00%, 12/1/22            $         1,825      $         1,715

Baldwin County Eastern Shore Hosp. Auth.
  Thomas Hosp.
    5.75%, 4/1/27                                    2,500                2,205
    6.75%, 4/1/21                                    1,450                1,463

Courtland Ind. Dev. Board PCR
  Int'l. Paper
    5.90%, 2/1/17                                    3,750                3,800
    6.70%, 11/1/29 (misc. symbol)                    1,000                1,053

Huntsville Special Care Fac. Fin. Auth.
  Redstone Village, 8.125%, 12/1/26                  4,000                3,899

Phoenix County IDA, PCR
  MeadWestvaco, 6.35%,
  5/15/35 (misc. symbol)                             3,000                2,978

Rainbow City Special Health Care Fac.
  Regency Pointe, 8.125%, 1/1/21                     4,140                4,228


Selma Ind. Dev. Board, PCR, Int'l. Paper
  6.70%, 2/1/18 (misc. symbol)                       2,000                2,113

Total Alabama (Cost $22,922)                                             23,454


ALASKA 1.2%

Alaska HFC
  5.875%, 12/1/24 (MBIA Insured)                     2,505                2,592
  6.10%, 6/1/30                                      3,935                4,192
  6.15%, 6/1/39                                      6,300                6,705

Total Alaska (Cost $12,437)                                              13,489


ARIZONA 1.6%

Coconino County, PCR, Nevada Power
  6.375%, 10/1/36 (misc. symbol)                     2,555                2,237

Maricopa County IDA, Gran Victoria Housing
  9.50%, 5/1/23                                      4,260                4,361

Peoria IDA
  Sierra Winds Life Care
    6.25%, 8/15/14                                   2,040                2,005
    6.25%, 8/15/20                         $         3,500      $         3,336
    6.50%, 8/15/31                                   1,000                  961

Tempe IDA
  Friendship Village of Tempe
    6.75%, 12/1/13                                   1,950                1,974
    6.75%, 12/1/30                                   2,700                2,614

Total Arizona (Cost $17,420)                                             17,488


CALIFORNIA 6.7%

California Dept. of Water Resources
  5.375%, 5/1/21                                     1,740                1,808
  5.50%, 5/1/14 (AMBAC Insured)                      4,000                4,541
  5.75%, 5/1/17                                      3,000                3,282

California HFFA, Casa Colina,
  6.125%, 4/1/32                                     2,000                2,047

California Statewide CDA,
  Memorial Health Services
    6.00%, 10/1/23                                   2,250                2,384

City of Roseville
  Stoneridge Community Fac.
    6.20%, 9/1/21                                    1,250                1,289
    6.30%, 9/1/31                                    2,500                2,567

East Palo Alto Redev. Agency
  Univ. Circle Gateway/101 Corridor
    6.50%, 10/1/19                                   1,000                1,086
    6.625%, 10/1/29                                  1,780                1,911

Foothill / Eastern Transportation Corridor Agency
  California Toll Road
  Zero Coupon, 1/1/15
  (Escrowed to Maturity)                             2,500                1,505
  Zero Coupon, 1/1/19
  (Escrowed to Maturity)                            10,000                4,798
  Zero Coupon, 1/1/26
  (Escrowed to Maturity)                            17,500                5,478
  Zero Coupon, 1/1/30
  (Escrowed to Maturity)                            25,000                6,221

Fresno Joint Powers Fin. Auth.,
  6.55%, 9/2/12                                      3,000                3,155

Inglewood Redev. Agency
  6.125%, 7/1/23                                     2,185                2,231
  6.125%, 7/1/23 (Prerefunded 7/1/03!)     $         1,255      $         1,301

Irvine, 5.90%, 9/2/23                                3,000                3,091

Los Angeles County, Marina del Rey,
  COP, 6.50%, 7/1/08                                 3,250                3,346

Los Angeles Unified School Dist., GO
  5.00%, 7/1/21 (FSA Insured)                        7,500                7,851
  5.00%, 1/1/28 (MBIA Insured)                       5,000                5,089

Sacramento City Fin. Auth.,
  Convention Center Hotel
    6.25%, 1/1/30                                   10,000                9,832

Total California (Cost $67,082)                                          74,813


COLORADO 1.5%

Colorado Ed. & Cultural Fac. Auth.

  Belle Creek Charter School, 7.625%, 3/15/32        2,600                2,580

  Peak to Peak Charter Schools
    7.50%, 8/15/21                                   1,000                1,017
    7.625%, 8/15/31                                  1,000                1,018

Colorado HFA

  Adventist Health System
    6.50%, 11/15/31                                  2,000                2,167
    6.625%, 11/15/26                                   500                  548

  Covenant Retirement Communities
    6.125%, 12/1/33                                  4,900                4,955

Denver City & County Airport
   5.50%, 11/15/12
  (FSA Insured) (misc. symbol)                       3,695                4,069

Total Colorado (Cost $15,610)                                            16,354


CONNECTICUT 1.4%

Mashantucket Western Pequot Tribe
    5.50%, 9/1/28                                    5,000                4,980
  144A, 5.70%, 9/1/12                                1,000                1,059
  144A, 5.75%, 9/1/18                                1,000                1,030
  144A, 5.75%, 9/1/27                                4,000                4,037

Mohegan Tribe Indians Gaming Auth.
  6.25%, 1/1/21                                      2,500                2,641
  6.25%, 1/1/31                                      2,000                2,078

Total Connecticut (Cost $14,831)                                         15,825


DELAWARE 0.4%

Delaware HFA, Beebe Medical Center,
  6.75%, 6/1/14                            $         3,975      $         4,121

Total Delaware (Cost $3,911)                                              4,121


DISTRICT OF COLUMBIA 2.5%

District of Columbia

  American Geophysical Union,
  5.875%, 9/1/23                                     1,750                1,757

  Henry Adams House, 6.60%, 11/1/15                  2,165                2,341

  Medlantic Health Care Group
    5.75%, 8/15/26 (Escrowed to Maturity)
    (MBIA Insured)                                   6,000                6,834

  Methodist Home of D.C.
    5.50%, 1/1/11                                    1,000                  962
    6.00%, 1/1/20                                    3,920                3,543

District of Columbia, GO

  Residual Interest Bond / Inverse Floater
    12.60%, 7/1/06 (FSA Insured) +                   2,375                2,828

  Residual Interest Bond / Inverse Floater
    12.92%, 7/1/06 (FSA Insured) +                   7,495                9,340

Total District of Columbia (Cost $24,389)                                27,605


FLORIDA 3.8%

Brevard County Tourist Dev.
  Florida Marlins Spring Training Fac.
    6.875%, 3/1/13 (Prerefunded 3/1/03!)             1,520                1,551

Briger Community Dev. Dist.,
  5.80%, 5/1/07                                      3,000                3,011

Collier County IDA, Beverly Enterprises,
  10.75%, 3/1/03                                       880                  880

Dade County, Zero Coupon,
  2/1/12 (MBIA Insured)                             14,215                9,223

Double Branch Community Dev. Dist.
  5.60%, 5/1/07                                      1,250                1,251
  6.70%, 5/1/34                                      1,500                1,506

Greyhawk Landing Community Dev.,
  6.25%, 5/1/09                                      3,980                4,008

Heritage Harbour South Community Dev. Dist.
  5.40%, 11/1/08                                     3,250                3,254

Jacksonville Electric Auth.,
  VRDN (Currently 1.20%)                               800                  800

Jacksonville IDRB, Beverly Enterprises
  7.00%, 10/1/11                           $         1,890      $         2,095

Lee County IDA, Cypress Cove,
  6.375%, 10/1/25                                    2,600                2,463

Orange County HFA
  Westminster Community Care
    6.50%, 4/1/12                                    2,525                1,913
    6.75%, 4/1/34                                    2,695                2,041

Preserve at Wilderness Lake,
  Community Development
    5.90%, 11/1/06                                   1,560                1,559

Saddlebrook Community Dev. Dist.,
  6.25%, 5/1/09                                      2,890                2,900

St. John's County IDA, Vicar's Landing,
  6.75%, 2/15/12                                     4,000                4,124

Total Florida (Cost $42,382)                                             42,579


GEORGIA 2.6%

Americus & Sumter County Hosp. Auth.
  Magnolia Manor
    6.25%, 5/15/19                                   1,000                  926
    6.375%, 5/15/29                                  3,500                3,176

Athens-Clarke Residential Care Fac.
  Wesley Woods of Athens, 6.375%, 10/1/27            2,500                2,181

Chatham County Hosp. Auth.
  Memorial Univ. Medical Center,
    6.125%, 1/1/24                                   3,250                3,449

Coweta County Residential Care Fac. for the Elderly
  Wesley Woods of Newnan-Peachtree City
    8.25%, 10/1/26                                   3,145                3,329

Municipal Electric Auth. of Georgia,
  6.25%, 1/1/17                                      4,000                4,826

Rockdale County Dev. Auth.
  Pratt Industries USA
    7.40%, 1/1/16 (misc. symbol)                     3,630                3,660
    7.50%, 1/1/26 (misc. symbol)                     3,900                3,927

Savannah Economic Dev. Auth.
  Savannah College of Art & Design
    6.80%, 10/1/19                                   3,430                3,683

Total Georgia (Cost $28,437)                                             29,157


HAWAII 0.6%

Hawaii Dept. of Budget & Fin.
  Hawaii Pacific Health
    6.20%, 7/1/16                          $         2,000      $         2,096
    6.25%, 7/1/21                                    5,000                5,150

Total Hawaii (Cost $7,038)                                                7,246


IDAHO 0.7%

Idaho Housing Agency,
  7.80%, 1/1/23 (misc. symbol)                         480                  481

Idaho Student Loan Marketing Assoc.,
  6.70%, 10/1/07 (misc. symbol)                      2,500                2,579

Nez Perce County, PCR, IDRB
  Potlatch, 7.00%, 12/1/14                           1,000                  992

Power County, PCR
  FMC, 6.45%, 8/1/32 (misc. symbol)                  4,570                3,737

Total Idaho (Cost $8,372)                                                 7,789


ILLINOIS 4.3%

Aurora Economic Dev., Dreyer Medical Clinic
  8.75%, 7/1/14                                      3,570                3,650

Chicago, Water
  5.75%, 11/1/30 (AMBAC Insured)                     1,400                1,631

Chicago O'Hare Int'l Airport
  United Airlines, 5.20%,
    4/1/11 (misc. symbol)*                           4,400                  451

Illinois, GO, 6.00%,
  11/1/26 (FGIC Insured)                             2,250                2,701

Illinois Dev. Fin. Auth., PCR
  Citgo Petroleum, 8.00%,
    6/1/32 (misc. symbol)                            4,000                3,967

Illinois Ed. Fac. Auth., Augustana College
  5.70%, 10/1/32                                     2,500                2,476

Illinois HFA

  Central Dupage Health,
    VRDN (Currently 1.20%)                           1,200                1,200

  Community Hosp. of Ottawa, 6.85%, 8/15/24          5,275                5,407

  Glen Oaks Medical Center
    7.00%, 11/15/19 (Escrowed to Maturity)           3,300                3,491

  Hinsdale Hosp.
    7.00%, 11/15/19 (Escrowed to Maturity)           5,100                5,394

  Lutheran Senior Ministries, 7.375%, 8/15/31        4,750                4,814

  Riverside Health Systems
    6.00%, 11/15/32                        $         4,500      $         4,569
    6.80%, 11/15/20                                  2,250                2,483

  Riverside Medical Center,
    5.75%, 11/15/20                                  2,620                2,671

Village of Carol Stream
  Windsor Park Manor
    7.00%, 12/1/13                                   2,000                2,005
    7.20%, 12/1/14                                   1,200                1,213

Total Illinois (Cost $46,821)                                            48,123


INDIANA 2.6%

Goshen, Greencroft Obligated Group,
  5.75%, 8/15/28                                     4,000                3,539

Hammond Sewage & Solid Waste, Cargill,
  8.00%, 12/1/24 (misc. symbol)                      3,800                4,187

Indiana HFA, Clarian Health Partners
  5.50%, 2/15/16 (MBIA Insured)                      2,800                3,013

Indianapolis Airport Auth., IDRB

  Federal Express, 7.10%,
  1/15/17 (misc. symbol)                             8,000                8,543

  United Airlines, 6.50%,
  11/15/31 (misc. symbol)                           12,725                5,853

St. Joseph County Economic Dev. Madison Center
  5.45%, 2/15/17                                     3,400                3,418
  5.50%, 2/15/21                                     1,150                1,116

Total Indiana (Cost $33,977)                                             29,669


IOWA 0.2%

Iowa Fin. Auth., Wesley Retirement Services
  6.25%, 2/1/12                                      2,400                2,397

Total Iowa (Cost $2,400)                                                  2,397


KANSAS 0.7%

City of Olathe, Aberdeen Village,
  8.00%, 5/15/30                                     2,000                2,042

Lenexa Health Care Fac., Lakeview Village
  6.875%, 5/15/32                                    1,100                1,117

Overland Park Dev., 7.375%, 1/1/32                   5,000                5,101

Total Kansas (Cost $7,964)                                                8,260


KENTUCKY 0.7%

Florence Housing Fac.,
  Bluegrass RHF Housing
    7.625%, 5/1/27 (Prerefunded 5/1/07!)   $         2,500      $         3,057

Kenton County Airport Board
  Delta Airlines
    7.50%, 2/1/12 (misc. symbol)                     3,750                3,272
    7.50%, 2/1/20 (misc. symbol)                     2,410                1,986

Total Kentucky (Cost $8,621)                                              8,315

LOUISIANA 1.4%

Louisiana Offshore Terminal Auth.,
  IDRB, 7.60%, 9/1/10                                4,050                4,071

Louisiana PFA
  Pendleton Memorial Methodist Hosp.
    5.25%, 6/1/17                                    4,515                3,144
    5.25%, 6/1/28                                    3,780                2,302

Plaquemines Parish, IDRB, PCR, Phelps Dodge
  7.25%, 10/1/09                                     1,280                1,280

West Feliciana Parish, PCR, Entergy Gulf States
  5.65%, 9/1/04                                      5,000                5,099

Total Louisiana (Cost $18,206)                                           15,896


MARYLAND 4.0%

Gaithersburg Economic Dev., Asbury Methodist
  5.50%, 1/1/15                                      5,500                5,605

Maryland Energy Fin. Administration,
  Office Paper Systems
    7.50%, 9/1/15 (misc. symbol)                     6,000                6,268

Maryland Economic Dev. Corp.

  Anne Arundel County Golf Course Systems
    8.25%, 6/1/28                                    4,000                4,017

  Morgan State Univ. Student Housing Project
    6.00%, 7/1/34                                    8,250                8,479

Maryland HHEFA

  Adventist Healthcare, 5.75%, 1/1/25                2,400                2,400

  Carroll County General Hosp.
    5.80%, 7/1/32                                    1,500                1,554
    6.00%, 7/1/19                                    1,300                1,404
    6.00%, 7/1/26                                    1,000                1,054

  Doctor's Community Hosp., 5.50%, 7/1/24  $         4,905      $         4,645

Maryland Ind. Dev. Fin. Auth.
  American Association of Blood Banks
    7.25%, 8/1/13 (MIDFA Insured)                    2,700                2,723

Montgomery County Housing Opportunities Commission
  6.10%, 7/1/27                                      1,790                1,851
  8.75%, 7/1/27 (Prerefunded 7/1/04!)                1,980                2,196

Northeast Maryland Waste Disposal Auth., IDRB
  Waste Management, 5.00%, 1/1/12 (misc. symbol)     3,250                3,120

Total Maryland (Cost $43,185)                                            45,316


MASSACHUSETTS 4.1%

Massachusetts, GO
  7.50%, 6/1/04                                        585                  594
  7.50%, 6/1/04 (Escrowed to Maturity)               1,315                1,393

  Residual Interest Bond / Inverse Floater
    9.504%, 8/1/19 (MBIA Insured)                    5,000                6,518

Massachusetts Bay Transportation Auth., GO
  7.00%, 3/1/19                                      2,500                3,228
  7.00%, 3/1/21                                      2,000                2,585

Massachusetts Dev. Fin. Agency

  Beverly Enterprises, 7.375%, 4/1/09                3,100                3,114

  Boston Univ.
    5.375%, 5/15/39 (XLCA Insured)                   3,000                3,231
    5.45%, 5/15/59 (XLCA Insured)                    2,500                2,716

  Covanta Haverhill
    5.30%, 12/1/14 (misc. symbol)                    1,000                  914
    6.70%, 12/1/14 (misc. symbol)                    2,250                2,270

Massachusetts HEFA

  Milford-Whitinsville Regional Hosp.
    6.35%, 7/15/32                                   1,000                1,023
    6.50%, 7/15/23                                   1,000                1,044

  MIT, 5.50%, 7/1/32                                 2,500                2,857

  Partners Healthcare System, 5.75%, 7/1/32          3,600                3,780

Massachusetts Ind. Fin. Agency

  Bradford College, 5.625%, 11/1/28 *                6,000                  297

  Covanta Haverhill
    5.40%, 12/1/11 (misc. symbol)                    3,600                3,420
    5.60%, 12/1/19 (misc. symbol)          $         2,000      $         1,828

  Nevins Home, 7.875%, 7/1/23                        4,935                4,972

Total Massachusetts (Cost $46,465)                                       45,784


MICHIGAN 1.0%

Detroit City School Dist., GO
  5.50%, 5/1/21 (FSA Insured)                        1,000                1,090
  6.00%, 5/1/29 (FSA Insured)                          350                  423

Garden City Hosp. Fin. Auth.
  Garden City Hosp.
    5.625%, 9/1/10                                   1,265                1,062
    5.75%, 9/1/17                                    1,280                  971

Michigan Hosp. Fin. Auth., Ascension Health
  5.30%, 11/15/06                                    1,000                1,115

Michigan Strategic Fund, IDRB
  Waste Management, 5.20%,
    4/1/10 (misc. symbol)                            6,500                6,542

Total Michigan (Cost $10,811)                                            11,203


MINNESOTA 1.1%

Duluth Economic Dev. Auth.,
  St. Luke's Hosp. of Duluth
    7.25%, 6/15/22                                   4,250                4,313

Hubbard County Solid Waste Disposal, IDRB
  Potlatch, 7.25%, 8/1/14 (misc. symbol)             3,000                3,012

Minneapolis, Walker Methodist Senior Services
  6.00%, 11/15/28                                    5,000                4,335

Minneapolis-St. Paul Metro Airport Commission
  Northwest Airlines, 6.50%,
    4/1/05 (misc. symbol)                            1,000                  926

Total Minnesota (Cost $13,143)                                           12,586


MISSISSIPPI 1.5%

Mississippi Business Fin., PCR, Entergy
  5.90%, 5/1/22                                     15,675               15,176

Warren County PCR, Int'l. Paper
  6.75%, 8/1/21 (misc. symbol)                       2,000                2,118

Total Mississippi (Cost $17,233)                                         17,294


MISSOURI 0.4%

Good Shepherd Nursing Home Dist.
  5.45%, 8/15/08                           $           955      $           959
  5.90%, 8/15/23                                     2,000                1,793

Newton County IDA, Beverly Enterprises
  7.125%, 11/1/08                                      955                  970

St. Louis Airport, 6.00%, 1/1/04
  (Prerefunded 7/1/03!)                              1,285                1,319

Total Missouri (Cost $5,198)                                              5,041


MONTANA 0.4%

Montana Board of Housing,
  6.00%, 12/1/29 (misc. symbol)                      3,845                4,024

Total Montana (Cost $3,845)                                               4,024


NEBRASKA 0.4%

City of Kearney, Great Platte
  River Road Memorial
    6.75%, 1/1/23 *                                  5,000                   94

Nebraska Investment Fin. Auth.,
  6.30%, 9/1/20 (misc. symbol)                       4,350                4,654

Total Nebraska (Cost $8,908)                                              4,748


NEVADA 1.2%

Clark County IDRB, Southwest Gas,
  7.30%, 9/1/27                                      3,000                3,084

Clark County, PCR, IDRB
  Southwest Gas, 7.50%, 9/1/32 (misc. symbol)        5,000                5,159

Clark County School Dist., GO
  5.25%, 6/15/12 (FGIC Insured)                      5,000                5,664

Nevada Housing Division,
  9.45%, 10/1/03 (misc. symbol)                         50                   50


Total Nevada (Cost $13,557)                                              13,957

NEW HAMPSHIRE 0.6%

New Hampshire HHEFA
  Covenant Health Systems, 6.125%, 7/1/31            5,000                5,157
  Exeter Hosp., 6.00%, 10/1/24                       2,000                2,114

Total New Hampshire (Cost $6,866)                                         7,271


NEW JERSEY 5.3%

Camden County Improvement Auth.
  Kaighn Point Marine Terminal
    Zero Coupon, 6/1/27 (misc. symbol)*    $         4,000      $           870

Gloucester County Improvement Auth. IDRB
  Waste Management, 6.85%, 12/1/09                   1,000                1,121

Jersey City, GO, 5.00%,
  3/1/12 (AMBAC Insured)                             4,100                4,566

New Jersey Economic Dev. Auth.

  Continental Airlines, 6.25%,
  9/15/19 (misc. symbol)                            11,390                8,060

  Franciscan Oaks, 5.75%, 10/1/23                    1,775                1,559

  Kapkowski Road Landfill
    5.75%, 10/1/21                                   4,225                4,189
    6.375%, 4/1/18                                    2,000                2,475
    6.375%, 4/1/31                                   2,000                2,475

  Keswick Pines
    5.75%, 1/1/24                                    3,885                3,553
    8.75%, 1/1/24 (Prerefunded 1/1/04!)              5,660                6,094

  Presbyterian Homes at Montgomery
    6.375%, 11/1/31                                  4,200                4,226

  The Evergreens, 6.00%, 10/1/17                     1,300                1,295

New Jersey Health Care Fac. Fin. Auth.
  South Jersey Hosp., 5.875%, 7/1/21                 4,500                4,628

New Jersey HFFA
  Catholic Health East, 5.375%, 11/15/33             1,000                1,005
  South Jersey Hosp., 6.00%, 7/1/32                  1,130                1,151

New Jersey Sports & Exhibition
  Auth., Monmouth Park
    8.00%, 1/1/25 (Prerefunded 1/1/05!)              5,250                5,998

Tobacco Settlement Fin. Corp.
  5.75%, 6/1/32                                      3,000                2,805
  6.00%, 6/1/37                                      4,500                3,938

Total New Jersey (Cost $63,543)                                          60,008


NEW YORK 7.7%

Brookhaven IDA, Methodist Retirement Community
  4.375%, 11/1/06                                    2,500                2,633

Dormitory Auth. of the State of New York

  City Univ., 5.625%, 7/1/16               $         3,100      $         3,575

  Dept. of Health, 5.50%,
  7/1/25 (MBIA Insured)                              3,500                3,763

  Nyack Hosp., 6.25%, 7/1/13                         1,500                1,291

  State Univ. Ed. Fac.
    5.25%, 5/15/12                                   2,500                2,740
    5.25%, 5/15/13                                   5,000                5,575
    5.25%, 5/15/19                                   5,000                5,520
    5.875%, 5/15/17                                  3,000                3,569
    6.00%, 7/1/14                                    2,730                3,187

Huntington Housing Auth.,
  Gurwin Jewish Senior Home
    6.00%, 5/1/39                                    1,140                  992

Metropolitan Transportation Auth.,
  5.50%, 7/1/17                                      5,065                5,942

New York City, GO
  5.50%, 8/1/15                                      4,810                5,140
  5.875%, 3/15/13                                    2,210                2,331
  5.875%, 3/15/13 (Prerefunded 3/15/06!)               540                  619
  6.00%, 2/15/16 (Prerefunded 2/15/05!)                705                  779
  6.20%, 8/1/07 (Prerefunded 8/1/04!)                  120                  130
  6.25%, 8/1/09                                      7,000                7,908

New York City IDA, IDRB, Airis JFK I Project
  5.50%, 7/1/28 (misc. symbol)                       6,000                5,723

New York State Energy Research & Dev. Auth.
  Consolidated Edison Company of New York
    4.70%, 10/1/12 (misc. symbol)                    1,500                1,512

New York State Mortgage Agency,
  5.90%, 4/1/27                                      4,000                4,229

Niagara County IDA
  American Ref-Fuel
    5.55%, 11/15/13 (misc. symbol)                   1,000                1,062
    5.55%, 11/15/15                                  2,000                2,091

Oneida County IDA
  St. Elizabeth Medical Center
    5.625%, 12/1/09                                  1,400                1,386
    5.875%, 12/1/29                                  2,750                2,399
    6.00%, 12/1/19                                   2,520                2,301

Suffolk County IDA

  Huntington Hosp., 5.875%, 11/1/32                  2,000                2,064

  Jefferson Ferry
    7.20%, 11/1/19                                   1,250                1,306
    7.25%, 11/1/28                         $         2,000      $         2,094

Yonkers IDA, Community Dev. Properties
  6.625%, 2/1/26                                     4,000                4,272

Total New York (Cost $78,955)                                            86,133


NORTH CAROLINA 2.6%

North Carolina Eastern Municipal Power Agency
  5.125%, 1/1/14                                     2,000                2,067
  5.75%, 1/1/26                                      4,350                4,382
  6.75%, 1/1/26                                     10,125               10,974

North Carolina Medical Care Commission
  Presbyterian Homes, 7.00%, 10/1/31                 4,000                4,340

North Carolina Municipal Power Agency
  Catawba Electric, 6.375%, 1/1/13                   3,000                3,374

Winston Salem, GO, VRDN
  (Currently 1.05%)                                  4,400                4,400

Total North Carolina (Cost $27,831)                                      29,537


NORTH DAKOTA 0.6%

Grand Forks Health Care,
Altru Health Systems
  7.125%, 8/15/24                                    2,000                2,173

Mercer County, PCR, Basin
Electrical Power Co-Op.
  7.20%, 6/30/13 (AMBAC Insured)                     3,500                4,403

Total North Dakota (Cost $5,895)                                          6,576


OHIO 1.7%

Akron, Municipal Baseball Stadium,
  COP, 6.90%, 12/1/16                                2,200               `2,453

Franklin County, Ohio Presbyterian
Retirement Services
  7.125%, 7/1/29                                       500                  531

Montgomery County Hosp.

  Catholic Health Initiatives,
  6.00%, 12/1/19                                     3,500                3,849

  Kettering Medical Center,
  6.75%, 4/1/18                                      2,100                2,290

Ohio Water Dev. Auth., PCR
  FirstEnergy
    6.10%, 8/1/20 (misc. symbol)                     2,600                2,635
    7.70%, 8/1/25                                    2,800                3,025
    8.00%, 10/1/23 (misc. symbol)                    3,700                3,953

Total Ohio (Cost $17,298)                                                18,736


OKLAHOMA 1.4%

Jackson County Memorial Hosp. Auth.
  Jackson County Memorial Hosp.,
  7.30%, 8/1/15                            $         6,300      $         5,994

Oklahoma Dev. Fin. Auth.

  Hillcrest Healthcare Systems,
  5.625%, 8/15/29                                    5,000                3,646

  Inverness Village, 8.00%, 2/1/32                   4,900                4,807

Tulsa Municipal Airport Trust, IDRB
  American Airlines, 6.25%, 6/1/20                   2,350                1,234

Total Oklahoma (Cost $16,635)                                            15,681


OREGON 1.1%

Oregon, Dept. of Administrative Services, COP
  5.25%, 11/1/20 (MBIA Insured)                     10,000               10,706

Western Generation Agency, Wauna Cogeneration
  7.25%, 1/1/09 (misc. symbol)                       1,200                1,184

Total Oregon (Cost $11,415)                                              11,890


PENNSYLVANIA 6.0%

Allegheny County Higher Ed. Building Auth.
  Carnegie Mellon Univ., 5.25%, 3/1/32               2,750                2,842

Allegheny County Hosp. Dev. Auth.
  West Penn Allegheny Health System
    9.25%, 11/15/22                                  2,000                2,262
    9.25%, 11/15/30                                  5,200                5,849

Beaver County IDA, PCR
  FirstEnergy
    4.85%, 6/1/04                                    1,800                1,811
    7.625%, 5/1/25                                   2,400                2,590
    7.75%, 5/1/20                                    2,000                2,147

Berks County IDA, Lutheran Home at Topton
  6.875%, 1/1/23 (AMBAC Insured)                     5,310                5,333

Bucks County IDA
  Chandler Hall
    6.20%, 5/1/19                                    1,275                1,216
    6.30%, 5/1/29                                    8,375                7,935

Cumberland County Municipal Auth.
  Wesley Affiliated Services, 7.125%, 1/1/25         4,200                4,133

Delaware County IDA, American Ref-Fuel
  6.20%, 7/1/19                            $         3,405      $         3,481

Lancaster County Hosp. Auth.
  St. Anne's Home for
  the Aged, 6.60%, 4/1/24                            3,200                3,136

Montgomery County HHEFA
  Philadelphia Geriatric Center
    7.00%, 12/1/12                                   3,360                3,507
    7.25%, 12/1/19                                   2,500                2,565
    7.375%, 12/1/33 (Prerefunded 12/1/04!)           1,900                2,113

Philadelphia Auth. for Ind. Dev.
  Paul's Run Retirement Community
    5.85%, 5/15/13                                   1,165                1,148
    5.875%, 5/15/28                                  3,340                3,037

Philadelphia Gas Works, 6.375%, 7/1/14               3,025                3,126

West Shore Area Auth., Holy Spirit Hosp.,
  6.25%, 1/1/32                                      3,750                3,823

Westmoreland County IDA
  Redstone Presbyterian Senior Care
    8.00%, 11/15/23                                  5,000                5,238

Total Pennsylvania (Cost $64,617)                                        67,292


PUERTO RICO 0.5%

Puerto Rico Highway & Transportation
  Auth., 5.50%, 7/1/18                               5,000                5,451

Total Puerto Rico (Cost $5,210)                                           5,451


SOUTH CAROLINA 2.4%

Connector 2000 Assoc.
  Greenville Toll Road
    Zero Coupon, 1/1/08                              2,600                1,378
    Zero Coupon, 1/1/10                              2,900                1,182
    Zero Coupon, 1/1/20 (ACA Insured)                7,250                2,385
    Zero Coupon, 1/1/21 (ACA Insured)                6,600                2,033
    Zero Coupon, 1/1/24 (ACA Insured)                8,500                2,148
    Zero Coupon, 1/1/31                             21,100                  811

Georgetown County, PCR, Int'l. Paper,
  6.25%, 9/1/23 (misc. symbol)                       2,000                2,047

Piedmont Municipal Power Agency
  5.25%, 1/1/21                                      1,000                  970
  5.75%, 1/1/24                                      5,000                4,910

South Carolina Jobs Economic Dev. Auth.
  Myrtle Beach Convention Center Hotel
    6.625%, 4/1/36                         $         3,100      $         3,114

South Carolina Public Service Auth.
  5.875%, 1/1/23 (FGIC Insured)                      5,000                5,584

Total South Carolina (Cost $31,063)                                      26,562


TENNESSEE 1.5%

Maury County, IDRB, Occidental Petroleum
  6.25%, 8/1/18 (misc. symbol)                       3,600                3,667

Metropolitan of Nashville & Davidson Counties
  Mur-Ci Homes, 7.75%, 12/1/26                       4,395                4,224

Montgomery County Public Building Auth., GO
  VRDN (Currently 1.15%)                             3,300                3,300

Sevier County Public Building Auth., GO
  VRDN (Currently 1.20%) (FSA Insured)               1,800                1,800

Sullivan County Health, Ed. & Housing
  Wellmont Health Systems, 6.25%, 9/1/22             3,250                3,348

Total Tennessee (Cost $16,157)                                           16,339


TEXAS 9.9%

Abilene Health Fac. Dev. Corp.
  Sears Methodist Retirement System
    5.875%, 11/15/18                                 4,750                4,442
    5.90%, 11/15/25                                  1,500                1,346
    6.00%, 11/15/29                                  3,500                3,153

Amarillo Health Fac. Dev. Corp.
  Sears Panhandle Retirement
    7.75%, 8/15/26 (Prerefunded 8/15/06!)            4,800                5,871

Bell County Health Fac. Dev. Corp.
  Scott & White Hosp.
    VRDN (Currently 1.20%) (MBIA Insured)            1,000                1,000

Brazos River Auth., PCR

  Reliant Energy, 6.375%,
  4/1/12 (MBIA Insured)                             10,000               10,306

  TXU Energy
    5.05%, 6/19/06 (misc. symbol)                    1,500                1,463
    5.75%, 11/1/11 (misc. symbol)          $         2,475      $         2,382

Brazos River Harbor Navigation Dist., IDRB
  Dow Chemical, 4.20%, 5/15/05                       2,000                2,032

Denison Hosp. Auth.
  Texoma Medical Center
    6.125%, 8/15/27                                  2,230                1,980
    7.10%, 8/15/24                                    5,005                5,026
    7.10%, 8/15/24 (Prerefunded 8/15/04!)            1,245                1,369

Gainesville IDC, Cinncinati Milacron,
  8.90%, 5/15/11 (misc. symbol)                      2,350                2,390

Gulf Coast Waste Disposal Auth., IDR, PCR
  Anheuser-Busch Companies, 5.90%,
  4/1/36 (misc. symbol)                              6,750                7,097

Harris County Health Fac. Dev.

  Memorial Hosp.
    6.375%, 6/1/29                                   5,250                5,622
    7.125%, 6/1/15 (Prerefunded 6/1/02!)             2,225                2,392

  Methodist Healthcare System
    VRDN (Currently 1.20%)                           4,500                4,500

Houston, 6.40%, 6/1/27                               4,250                4,686

Houston Airport IDRB
  Continental Airlines
    6.125%, 7/15/27 (misc. symbol)                   4,500                2,691
    6.75%, 7/1/29 (misc. symbol)                     6,730                4,537

Houston Water & Sewer System
  5.75%, 12/1/16 (AMBAC Insured)                     1,750                2,017

Sabine River Auth., PCR, TXU Energy
  5.50%, 11/1/11                                     4,175                4,024

San Antonio Health Fac. Dev., Beverly Enterprises
  8.25%, 12/1/19                                     1,000                1,021

Texas, GO, VRDN (Currently 1.00%)                    5,000                5,000

Texas Affordable Housing Corp., NHT\GTEX Project
  7.25%, 10/1/31                                     4,000                4,000

Tomball Hosp. Auth.
  Tomball Regional Hosp.
    6.00%, 7/1/19                                    2,000                2,064
    6.00%, 7/1/25                                    3,650                3,674
    6.10%, 7/1/08                                    5,000                5,137

Tyler Health Fac. Dev.
  Mother Frances Hosp.
    5.40%, 7/1/08                          $         1,315      $         1,316
    5.625%, 7/1/13                                    4,960                4,962

Weslaco Health Fac. Dev. Corp.,
  Knapp Medical Center
    6.25%, 6/1/25                                    3,500                3,569

Total Texas (Cost $110,455)                                             111,069


UTAH 0.6%

Tooele County, PCR

  Safety-Kleen, 7.55%,
  7/1/27 (misc. symbol)*                             2,000                    0

  Union Pacific, 5.70%,
  11/1/26 (misc. symbol)                             7,000                6,920

Utah Housing Fin. Agency
    7.50%, 7/1/05                                      130                  134
    7.60%, 7/1/05                                       95                   96
    7.75%, 7/1/05                                      105                  106

Total Utah (Cost $9,196)                                                  7,256


VERMONT 0.1%

Vermont Ed. & Health Buildings Fin. Agency
  Fletcher Allen Healthcare
    6.25%, 9/1/23 (FGIC Insured)                     1,400                1,458

Total Vermont (Cost $1,400)                                               1,458


VIRGINIA 3.0%

Amelia County IDA, Waste Management
  4.90%, 4/1/05 (misc. symbol)                       5,500                5,678

Arlington County IDA, Arlington Health Systems
  5.50%, 7/1/10                                      3,375                3,791

Charles County IDA, IDRB, Waste Management
  6.25%, 4/1/12 (misc. symbol)                       1,500                1,576

Chesterfield County IDA, Bon Secours Health System
  5.70%, 11/15/03 **                                 6,000                6,169

Fredericksburg IDA, Medicorp Health System
  5.25%, 6/15/27                                     1,000                1,000

Henrico County Economic Dev. Auth.
  Virginia United Methodist Homes
    6.50%, 6/1/22                          $           250      $           248

Norfolk Port & Ind. Auth. IDRB, U.S. Airways
  9.625%, 8/1/12 (misc. symbol)                        475                  312

Pocahontas Parkway Assoc.
  Zero Coupon, 8/15/10                               3,600                1,451
  Zero Coupon, 8/15/13                               2,800                  783
  Zero Coupon, 8/15/14                               3,100                  768
  Zero Coupon, 8/15/15                               3,200                  701
  Zero Coupon, 8/15/17                               2,095                  360
  Zero Coupon, 8/15/19                               2,000                  269
  Zero Coupon, 8/15/22                               4,600                  430
  Zero Coupon, 8/15/23                               4,700                  397

Roanoke IDA, Carilion Health Systems
  VRDN (Currently 1.15%)                               600                  600

Virginia Transportation Board, Route 58 Corridor
  5.00%, 5/15/14                                     5,660                6,205

York County IDA
  Virginia Electric & Power Company
    5.50%, 7/1/09                                    2,350                2,484

Total Virginia (Cost $38,659)                                            33,222


WASHINGTON 2.0%

Port of Seattle IDRB, Northwest Airlines
  7.25%, 4/1/30 (misc. symbol)                       5,000                3,757

Snohomish County Housing Auth., Millwood Estates
  5.50%, 6/1/29                                      3,750                3,799

Washington, GO
  VRDN (Currently 1.16%)                             2,700                2,700
  5.70%, 10/1/15                                     7,500                8,625

Washington Public Power Supply System
  Zero Coupon, 7/1/14 (FSA Insured)                  6,400                3,885

Total Washington (Cost $21,660)                                          22,766


WEST VIRGINIA 0.6%

West Virginia Hosp. Fin. Auth.
  Oak Hill Hosp.
    6.75%, 9/1/22 (Prerefunded 9/1/10!)    $         5,000      $         6,232

Total West Virginia (Cost $4,925)                                         6,232


WISCONSIN 1.6%

Badger Tobacco Asset Securitization,
  6.125%, 6/1/27                                     7,750                7,572

Oconto Falls CDA, Oconto Falls Tissue,
  7.75%, 12/1/22 (misc. symbol)                      2,700                1,920

Wisconsin HEFA

  Agnesian Healthcare, 6.00%, 7/1/30                 1,000                1,031

  Gunderson Lutheran
    VRDN (Currently 1.20%) (FSA Insured)             1,000                1,000

  National Regency of New Berlin,
  8.00%, 8/15/25                                     5,805                6,055

Total Wisconsin (Cost $17,879)                                           17,578


WYOMING 0.3%

Wyoming CDA, 5.70%, 12/1/35                          2,700                2,818

Total Wyoming (Cost $2,700)                                               2,818


PREFERRED SHARES 0.6%

Munimae TE Bond Subsidiary,
  Series A, Cum. Pfd. shares
    144A, 6.875%, 6/30/09 (misc. symbol)             6,000                6,376

Total (Cost $6,000)                                                       6,376

Total Investments in Securities
99.2% of Net Assets (Cost $1,103,524)                           $     1,112,784


Futures Contracts

                                        Contract    Unrealized
                        Expiration      Value       Gain (Loss)
                        ----------      --------    -----------
                                             In thousands

Short, 50 Municipal Bond
Index contracts, $285,000
of 5.70% Chesterfield
County IDA, VA. bonds
pledged as initial
margin                        3/03     $  (5,198)   $     (149)

Net payments (receipts)
of variation
margin to date                                             133

Variation margin
receivable (payable)
on open futures
contracts                                                                   (16)

Other Assets Less Liabilities                                             8,693

NET ASSETS                                                      $     1,121,461
                                                                ---------------

Net Assets Consist of:

Undistributed net investment
income (loss)                                                   $         1,798

Undistributed net realized
gain (loss)                                                             (40,964)

Net unrealized gain (loss)                                                9,111

Paid-in-capital applicable to
97,649,248 shares of $0.01 par
value capital stock outstanding;
1,000,000,000 shares authorized                                       1,151,516

NET ASSETS                                                      $     1,121,461
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         11.48
                                                                ---------------

*    Non-income producing

(misc. symbol) Interest subject to alternative minimum tax

** All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2003

+ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total of such securities at period-end amounts to $12,168 and represents 1.1% of net assets

!    Used in determining portfolio maturity

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $12,502 and represents 1.1% of net assets

ACA  American Capital Access Financial Guaranty Corp.

AMBAC AMBAC Assurance Corp.

CDA  Community Development Administration

COP  Certificates of Participation

FGIC Financial Guaranty Insurance Company

FSA  Financial Security Assurance Inc.

GO   General Obligation

HEFA Health & Educational Facility Authority

HFA  Health Facility Authority

HFC  Housing Finance Corp.

HFFA Health Facility Financing Authority

HHEFA Health & Higher Educational Facility Authority

IDA  Industrial Development Authority/Agency

IDC  Industrial Development Corp.

IDRB Industrial Development Revenue Bond

MBIA MBIA Insurance Corp.

MIDFA Maryland Industrial Development Financing Authority

PCR  Pollution Control Revenue

PFA  Public Facility Authority

VRDN Variable-Rate Demand Note

XLCA XL Capital Assurance Inc.

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------


Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                 Year
                                                                Ended
                                                              2/28/03

Investment Income (Loss)

Interest income                                            $   70,151

Expenses
  Investment management                                         6,947
  Shareholder servicing                                           613
  Custody and accounting                                          204
  Legal and audit                                                  83
  Prospectus and shareholder reports                               53
  Registration                                                     40
  Proxy and annual meeting                                         11
  Directors                                                        11
  Miscellaneous                                                     7
  Total expenses                                                7,969
  Expenses paid indirectly                                         (2)
  Net expenses                                                  7,967
Net investment income (loss)                                   62,184


Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                   (6,824)
  Futures                                                      (1,059)
  Net realized gain (loss)                                     (7,883)

Change in net unrealized gain (loss)
  Securities                                                    6,591
  Futures                                                        (137)
  Change in net unrealized gain (loss)                          6,454
Net realized and unrealized gain (loss)                        (1,429)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   60,755
                                                           ----------

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                      Year
                                                     Ended
                                                   2/28/03              2/28/02

Increase (Decrease) in Net Assets

Operations

  Net investment
  income (loss)                            $        62,184      $        63,498

  Net realized
  gain (loss)                                       (7,883)              (3,989)

  Change in net
  unrealized
  gain (loss)                                        6,454               (2,982)

  Increase (decrease)
  in net assets
  from operations                                   60,755               56,527


Distributions to shareholders

  Net investment
  income                                           (62,060)             (63,050)


Capital share transactions *

  Shares sold                                      152,603              165,312

  Distributions reinvested                          40,979               41,742

  Shares redeemed                                 (180,386)            (186,047)

  Increase (decrease)
  in net assets
  from capital
  share transactions                                13,196               21,007


Net Assets

Increase (decrease)
during period                                       11,891               14,484

Beginning of
period                                           1,109,570            1,095,086

End of
period                                     $     1,121,461      $     1,109,570
                                           -------------------------------------

*Share information

  Shares sold                                       13,340               14,276

  Distributions reinvested                           3,581                3,606

  Shares redeemed                                  (15,786)             (16,085)

  Increase (decrease)
  in shares outstanding                              1,135                1,797

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
                                                               February 28, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on March 1, 1985. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $2,000 for the year ended February 28, 2003.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At February 28, 2003, approximately 34% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Futures Contracts During the year ended February 28, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $354,199,000 and $333,366,000, respectively, for the year ended February 28, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended February 28, 2003 totaled $62,060,000 and were characterized as tax-exempt income for tax purposes. At February 28, 2003, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                       $63,515,000

Unrealized depreciation                                       (54,973,000)

Net unrealized appreciation (depreciation)                      8,542,000

Undistributed tax-exempt income                                   570,000

Capital loss carryforwards                                    (39,167,000)

Paid-in capital                                             1,151,516,000

Net assets                                                 $1,121,461,000
                                                           --------------


Federal income tax regulations require the fund to defer recognition of capital losses realized on certain futures transactions; accordingly, $1,169,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of February 28, 2003. For federal income tax purposes, market discount is recognized as income at the time of sale in the amount of the lesser of gain or scheduled amortization. Accordingly, at February 28, 2003, amortization of $1,547,000 that has been recognized as income for financial reporting purposes is treated as unrealized appreciation for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of February 28, 2003, the fund had $13,145,000 of capital loss carryforwards that expire in 2008, $15,713,000 that expire in 2009, and $10,309,000 that expire thereafter through 2011.

For the year ended February 28, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of market discount at time of sale. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------
Undistributed net investment income                        $  (56,000)

Undistributed net realized gain                                56,000


At February 28, 2003, the cost of investments for federal income tax purposes was $1,104,094,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At February 28, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $531,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $515,000 for the year ended February 28, 2003, of which $41,000 was payable at period-end.



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Tax-Free High Yield Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Tax-Free High Yield Fund, Inc. (the "Fund") at February 28, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 19, 2003



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 2/28/03
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $62,565,000 which qualified as exempt-interest dividends.



T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

Investment Services and Information


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


ACCOUNT SERVICES

Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

Automatic Investing. From your bank account or paycheck.

Automatic Withdrawal. Scheduled, automatic redemptions.

IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


BROKERAGE SERVICES *

Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

Consolidated Statement. Overview of all of your accounts.

Shareholder Reports. Manager reviews of their strategies and results.

T. Rowe Price Report. Quarterly investment newsletter.

Performance Update. Quarterly review of all T. Rowe Price fund results.

Insights. Educational reports on investment strategies and markets.

Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.



T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

T. Rowe Price Retirement Services


T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.


PLANNING TOOLS AND SERVICES

T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


INVESTMENT VEHICLES
Individual Retirement Accounts (IRAs)
No-Load Variable Annuities
Small Business Retirement Plans

* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Web Services
--------------------------------------------------------------------------------


www.troweprice.com

ACCOUNT INFORMATION

Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

FINANCIAL TOOLS AND CALCULATORS
College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

Morningstar(registered trademark) Portfolio Trackersm. See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

INVESTMENT TRACKING AND INFORMATION
My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

Morningstar(registered trademark) Portfolio Watchlistsm. Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

Morningstar(registered trademark) Portfolio X-Raysm. This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.



T. Rowe Price College Planning
--------------------------------------------------------------------------------

College Planning


With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.



T. Rowe Price Advisory Services
--------------------------------------------------------------------------------

Advisory Services


If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Morningstar(registered trademark) Clear Futuresm Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.

* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Brokerage Services
--------------------------------------------------------------------------------

Brokerage Services

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

Brokerage Advantage. This premium relationship account is designed for investors with higher balances who seek to manage all of their investments through a single account. Brokerage Advantage clients also enjoy unlimited checking and VISA Gold ATM & Check Cards.

Mutual Fund Gateway. This service lets you invest in more than 100 prominent no-load fund families using a single account.

Margin and Options Trading for qualified investors.

Online Account Access. This service lets you access your Brokerage account, place stock, option, and mutual fund orders, create personal watch lists, and get real-time quotes over the Internet. Customers can enjoy low flat-rate commissions of $19.95 on stock trades.*

Tele-Trader. This automated, 24-hour trading service allows you to enter stock and option orders, access real-time quotes, and hear a report of your account balances. You can also create a quote list for your selected securities.

Online Research and News.** Company news, stock information, and interactive charting available 24 hours a day, provided by Thomson Financial Services.

*    $19.95 per trade for up to 1,000 shares, plus $0.02 per share thereafter.

** The information provided through these services is prepared by independent investment research companies that are not affiliated with T. Rowe Price. While the information provided is deemed reliable, neither T. Rowe Price Brokerage nor the information providers guarantee the accuracy or completeness of the information or make any warranties with regard to the results obtained from its use.



T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*


BLENDED ASSET FUNDS
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced


BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond


MONEY MARKET FUNDS!!

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money


INTERNATIONAL/GLOBAL FUNDS

Stock
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

LOGO: T. Rowe Price Invest With Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

                                                                 F59-050 2/28/03